PREPAID EXPENSES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses Abstract
Amortization of prepaid expenses	$ 731	$ 788